INVESTMENT INSTRUMENTS (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Notional value	$ 2,638,926	$ 2,059,829
Gross Unrealized Gains	30,090	18,297
Gross Unrealized Losses	(5,538)	(4,049)
Fair Value	2,663,478	2,074,077
Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Fair Value	129,293	432,811
Securities Issued Abroad [Member]
Disclosure of financial assets [line items]
Fair Value	721,427	447,326
Unquoted Securities In Active Markets [Member]
Disclosure of financial assets [line items]
Fair Value	28,881	19,967
Promissory Notes Related To Deposits In Local Banks [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Notional value	114,073	397,804
Gross Unrealized Gains		105
Gross Unrealized Losses	(35)	(11)
Fair Value	114,038	397,898
Chilean Mortgage Finance Bonds [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Notional value	64	76
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	64	76
Chilean Financial Institutions Bonds [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Notional value	9,034	2,586
Gross Unrealized Gains	25	21
Gross Unrealized Losses	(27)
Fair Value	9,032	2,607
Other Local Investments [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Notional value	3,942	31,823
Gross Unrealized Gains	2,217	454
Gross Unrealized Losses		(47)
Fair Value	6,159	32,230
Foreign Government And Central Bank Instruments [Member] | Securities Issued Abroad [Member]
Disclosure of financial assets [line items]
Notional value	416,995	271,179
Gross Unrealized Gains	3,921	14,416
Gross Unrealized Losses	(229)	(1,151)
Fair Value	420,687	284,444
Other Foreign Investments [Member] | Securities Issued Abroad [Member]
Disclosure of financial assets [line items]
Notional value	281,833	164,617
Gross Unrealized Gains	19,090	35
Gross Unrealized Losses	(183)	(1,770)
Fair Value	300,740	162,882
Chilean Corporate Bonds [Member] | Unquoted Securities In Active Markets [Member]
Disclosure of financial assets [line items]
Notional value	17,964
Gross Unrealized Gains	505
Gross Unrealized Losses
Fair Value	18,469
Other Investments 1 [Member] | Unquoted Securities In Active Markets [Member]
Disclosure of financial assets [line items]
Notional value	10,412	20,305
Gross Unrealized Gains
Gross Unrealized Losses		(338)
Fair Value	10,412	19,967
Chilean Central Bank & Government Securities [Member]
Disclosure of financial assets [line items]
Fair Value	1,783,877	1,173,973
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Securities [Member]
Disclosure of financial assets [line items]
Notional value	688,770	898,579
Gross Unrealized Gains	806	2,708
Gross Unrealized Losses	(1,631)	(48)
Fair Value	687,945	901,239
Chilean Central Bank & Government Securities [Member] | Chilean Treasury Bonds [Member]
Disclosure of financial assets [line items]
Notional value	1,081,633	272,860
Gross Unrealized Gains	3,526	558
Gross Unrealized Losses	(3,280)	(684)
Fair Value	1,081,879	272,734
Chilean Central Bank & Government Securities [Member] | Other Government Securities [Member]
Disclosure of financial assets [line items]
Notional value	14,206
Gross Unrealized Gains
Gross Unrealized Losses	(153)
Fair Value	$ 14,053